Nov. 30, 2018
Baird MidCap Fund
Baird MidCap Fund
BAIRD FUNDS, INC. Supplement to the Prospectus and Summary Prospectus Dated May 1, 2018 Baird MidCap Fund
The Board of Directors (the “Board”) of Baird Funds, Inc. (the “Company”) has approved a reduced advisory fee for the Baird Small/Mid Cap Value Fund, the Chautauqua International Growth Fund and the Chautauqua Global Growth Fund.  Effective December 1, 2018, the investment advisory fee that each of the above-referenced Funds pays to Robert W. Baird & Co. Incorporated, the Funds’ investment advisor (the “Advisor”), will be reduced from an annual rate of 0.80% of the average daily net assets of each Fund to an annual rate of 0.75% of the average daily net assets of each Fund.

This supplement should be retained with your Prospectus and Summary Prospectus for future reference.

The date of this Prospectus and Summary Prospectus Supplement is November 30, 2018.